Note 6 - Capital Stock - Warrant Assumptions (Details)	Sep. 26, 2016	Sep. 01, 2016
Statement Line Items [Line Items]
Risk-free interest rate	0.87%	0.91%
Expected volatility	84.00%	82.00%
Dividend yield	0.00%	0.00%
Expected life (Year)	5 years	5 years